Document and Entity Information	Aug. 31, 2014
Prospectus:
Document Type	Other
Document Period End Date	Aug. 31, 2014
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Sep. 28, 2015
Document Effective Date	Sep. 28, 2015
Prospectus Date	Dec. 30, 2014